NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Deposits related to leased premises	€ 476	€ 454	€ 475
Advance payments to suppliers	342	620	226
Other	58	17	17
Total other non-current assets	€ 876	€ 1,091	€ 718